Financing Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financing income and expenses [Abstract]
Schedule of Composition of Financing Income and Expenses
	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions
Interest income from installment sale transactions	38	31	27
Net change in fair value of financial assets measured at fair value through profit or loss	6	14	12
Other	2	7	7
Financing income	46	52	46

Linkage expenses to CPI and interest expenses on long-term liabilities	(157)	(147)	(138)
Net change in fair value of derivatives	-	(8)	(7)
Discount amortization	(26)	(32)	(26)
Other	(13)	(9)	(19)
Financing expenses	(196)	(196)	(190)
Net financing expenses recognized in profit or loss	(150)	(144)	(144)